UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3158

Legg Mason Partners Fundamental Value Fund, Inc.

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

300 First Stamford Place, 4th Floor

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: September 30

Date of reporting period: June 30, 2006

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS FUNDAMENTAL VALUE FUND, INC.

FORM N-Q

JUNE 30, 2006

LEGG MASON PARTNERS FUNDAMENTAL VALUE FUND, INC.

Schedule of Investments (unaudited)	June 30, 2006

SHARES	SECURITY	VALUE
COMMON STOCKS - 98.0%
CONSUMER DISCRETIONARY - 14.0%
Auto Components - 0.8%
1,488,800	Lear Corp.	$33,066,248

Internet & Catalog Retail - 0.6%
968,200	eBay Inc.*	28,358,578

Leisure Equipment & Products - 0.6%
1,392,800	Hasbro Inc.	25,223,608

Media - 10.1%
6,454,400	Interpublic Group of Cos. Inc.*	53,894,240
6,115,800	News Corp., Class B Shares	123,416,844
6,638,400	Pearson PLC	90,388,748
4,461,100	Time Warner Inc.	77,177,030
3,209,800	Walt Disney Co.	96,294,000

	Total Media	441,170,862

Specialty Retail - 1.9%
2,291,000	Home Depot Inc.	81,994,890

	TOTAL CONSUMER DISCRETIONARY	609,814,186

CONSUMER STAPLES - 7.1%
Beverages - 0.6%
382,000	Molson Coors Brewing Co., Class B Shares	25,930,160

Food & Staples Retailing - 3.2%
2,625,800	Safeway Inc.	68,270,800
1,488,000	Wal-Mart Stores Inc.	71,676,960

	Total Food & Staples Retailing	139,947,760

Food Products - 2.9%
1,489,500	Kraft Foods Inc., Class A Shares	46,025,550
1,375,650	Unilever PLC	30,925,713
2,147,220	Unilever PLC, Sponsored ADR	48,398,339

	Total Food Products	125,349,602

Household Products - 0.4%
278,700	Kimberly-Clark Corp.	17,195,790

	TOTAL CONSUMER STAPLES	308,423,312

ENERGY - 9.7%
Energy Equipment & Services - 3.7%
570,100	Baker Hughes Inc.	46,662,685
1,012,500	GlobalSantaFe Corp.	58,471,875
758,700	Halliburton Co.	56,303,127

	Total Energy Equipment & Services	161,437,687

Oil, Gas & Consumable Fuels - 6.0%
1,004,600	Anadarko Petroleum Corp.	47,909,374
131,500	BP PLC, Sponsored ADR	9,153,715
756,100	Chevron Corp.	46,923,566
369,600	ConocoPhillips	24,219,888
607,400	Exxon Mobil Corp.	37,263,990
887,300	Murphy Oil Corp.	49,564,578
1,893,600	Williams Cos. Inc.	44,234,496

	Total Oil, Gas & Consumable Fuels	259,269,607

	TOTAL ENERGY	420,707,294

FINANCIALS - 20.3%
Capital Markets - 3.9%
145,800	Franklin Resources Inc.	12,656,898
89,500	Goldman Sachs Group Inc.	13,463,485
1,318,600	Merrill Lynch & Co. Inc.	91,721,816

See Notes to Schedule of Investments.

LEGG MASON PARTNERS FUNDAMENTAL VALUE FUND, INC.

Schedule of Investments (unaudited) (continued)	June 30, 2006

SHARES	SECURITY	VALUE
Capital Markets - 3.9% (continued)
888,705	State Street Corp.	$51,624,873

	Total Capital Markets	169,467,072

Commercial Banks - 2.0%
6,214	Mitsubishi UFJ Financial Group Inc.	86,829,396

Consumer Finance - 1.8%
1,500,100	American Express Co.	79,835,322

Diversified Financial Services - 4.8%
1,997,396	Bank of America Corp.	96,074,748
2,674,100	JPMorgan Chase & Co.	112,312,200

	Total Diversified Financial Services	208,386,948

Insurance - 4.1%
872,400	American International Group Inc.	51,515,220
1,633,400	Chubb Corp.	81,506,660
509,900	Hartford Financial Services Group Inc.	43,137,540

	Total Insurance	176,159,420

Thrifts & Mortgage Finance - 3.7%
882,000	MGIC Investment Corp.	57,330,000
2,284,500	PMI Group Inc.	101,843,010

	Total Thrifts & Mortgage Finance	159,173,010

	TOTAL FINANCIALS	879,851,168

HEALTH CARE - 13.6%
Biotechnology - 1.3%
422,700	Amgen Inc.*	27,572,721
411,224	Aphton Corp.*	17,271
375,000	Aphton Corp., Escrow Shares (a)(b)*	13,388
1,250,000	Aphton Corp., Restricted Shares (a)*	52,500
2,023,664	Enzo Biochem Inc.*	30,516,853

	Total Biotechnology	58,172,733

Health Care Equipment & Supplies - 0.1%
45,900	Medtronic Inc.	2,153,628

Pharmaceuticals - 12.2%
2,115,900	Abbott Laboratories	92,274,399
851,900	Bentley Pharmaceuticals Inc.*	9,336,824
805,600	Eli Lilly & Co.	44,525,512
1,388,700	GlaxoSmithKline PLC, Sponsored ADR	77,489,460
1,415,700	Johnson & Johnson	84,828,744
1,111,110	NexMed Inc.*	677,777
911,700	Novartis AG, Sponsored ADR	49,158,864
3,541,600	Pfizer Inc.	83,121,352
1,982,500	Wyeth	88,042,825

	Total Pharmaceuticals	529,455,757

	TOTAL HEALTH CARE	589,782,118

INDUSTRIALS - 9.6%
Aerospace & Defense - 6.0%
824,400	Boeing Co.	67,526,604
2,302,000	Honeywell International Inc.	92,770,600
2,195,400	Raytheon Co.	97,848,978

	Total Aerospace & Defense	258,146,182

Airlines - 1.6%
4,323,000	Southwest Airlines Co.	70,767,510

Machinery - 2.0%
1,156,000	Caterpillar Inc.	86,098,880

	TOTAL INDUSTRIALS	415,012,572

See Notes to Schedule of Investments.

LEGG MASON PARTNERS FUNDAMENTAL VALUE FUND, INC.

Schedule of Investments (unaudited) (continued)	June 30, 2006

SHARES	SECURITY	VALUE
INFORMATION TECHNOLOGY - 15.7%
Communications Equipment - 5.0%
5,080,300	Cisco Systems Inc.*	$99,218,259
3,048,900	Motorola Inc.	61,435,335
2,751,900	Nokia Oyj, Sponsored ADR	55,753,494

	Total Communications Equipment	216,407,088

Computers & Peripherals - 1.5%
694,474	International Business Machines Corp.	53,349,493
224,300	Lexmark International Inc., Class A Shares*	12,522,669

	Total Computers & Peripherals	65,872,162

Electronic Equipment & Instruments - 1.4%
1,885,000	Agilent Technologies Inc.*	59,490,600
291,300	International DisplayWorks Inc.*	1,514,760

	Total Electronic Equipment & Instruments	61,005,360

Internet Software & Services - 0.4%
493,500	VeriSign Inc.*	11,434,395
134,500	Yahoo! Inc.*	4,438,500

	Total Internet Software & Services	15,872,895

Semiconductors & Semiconductor Equipment - 5.6%
2,936,500	Applied Materials Inc.	47,806,220
598,100	Intel Corp.	11,333,995
1,336,800	Novellus Systems Inc.*	33,018,960
167,900	Samsung Electronics Co., Ltd., GDR (c)	52,762,575
6,112,314	Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR	56,111,042
1,450,586	Texas Instruments Inc.	43,938,250

	Total Semiconductors & Semiconductor Equipment	244,971,042

Software - 1.8%
3,380,800	Microsoft Corp.	78,772,640
873,300	Wave Systems Corp., Class A*	585,111

	Total Software	79,357,751

	TOTAL INFORMATION TECHNOLOGY	683,486,298

MATERIALS - 6.0%
Chemicals - 2.6%
1,237,900	Dow Chemical Co.	48,315,237
1,522,200	E.I. du Pont de Nemours & Co.	63,323,520

	Total Chemicals	111,638,757

Metals & Mining - 2.2%
1,876,100	Alcoa Inc.	60,710,596
614,900	RTI International Metals Inc.*	34,336,016
1,314,100	WGI Heavy Minerals Inc.*	1,060,709

	Total Metals & Mining	96,107,321

Paper & Forest Products - 1.2%
135,200	PT Toba Pulp Lestari Tbk, ADR (a)(d)*	0
857,000	Weyerhaeuser Co.	53,348,250

	Total Paper & Forest Products	53,348,250

	TOTAL MATERIALS	261,094,328

TELECOMMUNICATION SERVICES - 2.0%
Wireless Telecommunication Services - 2.0%
200,600	Sprint Nextel Corp.	4,009,994
3,792,700	Vodafone Group PLC, Sponsored ADR	80,784,510

See Notes to Schedule of Investments.

LEGG MASON PARTNERS FUNDAMENTAL VALUE FUND, INC.

Schedule of Investments (unaudited) (continued)	June 30, 2006

SHARES	SECURITY	VALUE
	TOTAL TELECOMMUNICATION SERVICES	$84,794,504

	TOTAL COMMON STOCKS (Cost - $3,290,404,722)	4,252,965,780

WARRANTS
WARRANTS(a) - 0.0%
360,000	Aphton Corp., Expires 3/31/08*	0
600,000	Genelabs Technologies Inc., Expires 5/1/08*	1
1,000,000	Lynx Therapeutics Inc., Expires 4/29/07 (d)*	1

	TOTAL WARRANTS (Cost - $0)	2

SHARES
CONVERTIBLE PREFERRED STOCKS(a) - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Biotechnology - 0.0%
2,500	Aphton Corp. Series A*	210,000

INFORMATION TECHNOLOGY - 0.0%
Internet Software & Services - 0.0%
54,818	Webforia Inc., Series D (d)*	0

	TOTAL CONVERTIBLE PREFERRED STOCKS (Cost - $3,765,657)	210,000

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost - $3,294,170,379)	4,253,175,782

FACE AMOUNT
SHORT-TERM INVESTMENT - 1.9%
Repurchase Agreement - 1.9%
$84,850,000	Interest in $457,185,000 joint tri-party repurchase agreement dated 6/30/06 with Merrill Lynch, Pierce, Fenner & Smith Inc., 5.200% due 7/3/06; Proceeds at maturity - $84,886,768; (Fully collateralized by U.S. Treasury Note, 4.125% due 8/15/08; Market value - $86,547,103) (Cost - $84,850,000)	84,850,000

	TOTAL INVESTMENTS - 99.9% (Cost - $3,379,020,379#)	4,338,025,782

	Other Assets in Excess of Liabilities - 0.1%	3,503,197

	TOTAL NET ASSETS - 100.0%	$4,341,528,979

*	Non-income producing security.

(a)	Security is valued in good faith at fair value by or under the direction of the Board of Directors (See Note 1).

(b)	This security is restricted as to resale. The acquisition date was March 30, 2003, the aggregate cost, per share value of the security and percentage of net assets which the security comprises at June 30, 2006 was $212,434, $0.04 and 0.0%, respectively.

(c)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(d)	Illiquid security.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ADR	— American Depositary Receipt
GDR	— Global Depositary Receipt

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Legg Mason Partners Fundamental Value Fund, Inc. (formerly known as Smith Barney Fundamental Value Fund Inc.) (the “Fund”), a Maryland corporation, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(d) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At June 30, 2006, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$1,054,983,570
Gross unrealized depreciation	(95,978,167)

Net unrealized appreciation	$959,005,403

3. Transactions with Affiliated Companies

An Affiliated Company is a company in which the Fund has ownership of at least 5% of the company’s voting securities. Transactions during the period ended June 30, 2006, with companies which are or were affiliated were as follows:

	Affiliate Value at 9/30/05	Purchased				Sold		Dividend Income	Value at 6/30/06	Realized Gain/(Loss)
		Cost		Shares		Cost	Shares
Aphton Corp.	$2,603,759	$75,000	*	126,175	*	$39,921,073	3,783,324	—	$17,271	$(26,214,819)
Enzo Biochem Inc.	31,083,479	—		—		—	—	—	30,516,853	—
WGI Heavy Minerals Inc.	808,462	214,047		293,900		—	—	—	1,060,709	—

*	Represents payment in kind from Aphton Corp., Guaranteed Notes, 6.000% due 3/31/08.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Fundamental Value Fund, Inc.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	August 29, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	August 29, 2006

By	/s/ JAMES M. GIALLANZA
James M. Giallanza
Chief Financial Officer

Date:	August 29, 2006